Submission	May 15, 2026
Submission [Line Items]
Central Index Key	0001130464
Registrant Name	BLACK HILLS CORP /SD/
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES